Eaton Vance Build America Bond Fund
Investment Objectives
The Fund’s primary investment objective is current income and its secondary investment objective is capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 13 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Build America Bond Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of your investment)
Annual Fund Operating Expenses Eaton Vance Build America Bond Fund		Class A	Class C	Class I
Management Fees		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		1.14%	1.89%	0.89%
Expense Reimbursement	[1]	(0.19%)	(0.19%)	(0.19%)
Net Expenses (as a percentage of Assets)		0.95%	1.70%	0.70%
[1]	The investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through January 31, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Build America Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	567	802	1,055	1,779
Class C	273	576	1,004	2,196
Class I	72	265	474	1,079

Expense Example, No Redemption Eaton Vance Build America Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	567	802	1,055	1,779
Class C	173	576	1,004	2,196
Class I	72	265	474	1,079

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover was 24 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued considered “Build America Bonds”) (the “80% Policy”).  Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax.  Under the terms of the Act, issuers of “direct pay” Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid on the bonds.  Holders of “tax credit” Build America Bonds receive a federal tax credit currently equal to 35% of the coupon interest received.  The Fund expects to invest primarily in direct pay Build America Bonds and “principal only” strips of tax credit Build America Bonds.  The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased.

The Fund may invest up to 20% of its net assets in debt obligations other than Build America Bonds, including (but not limited to) taxable municipal obligations that do not qualify for federal support, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”).  At least 65% of net assets normally will be invested in obligations that, at time of purchase, are rated A or better by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, are determined by the investment adviser to be of comparable quality. The balance of net assets may be invested in obligations rated BBB/Baa or below and in unrated municipal obligations considered by the investment adviser to be of comparable quality.  The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch at the time of investment, or unrated obligations considered by the investment adviser to be of comparable quality.   For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.   The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, revenue bonds and bonds relating to infrastructure financings) and also may concentrate in municipal obligations in a particular economic sector (which may include public utilities, public education facilities, public transportation and public housing).

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other entity obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  Although the investment adviser considers ratings when making investment decisions, with respect to lower rated securities it performs its own credit analysis and does not rely exclusively on the ratings assigned by the rating services.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Because issuance of Build America Bonds ceased on December 31, 2010, it is difficult to predict the extent to which a market for such bonds will continue, meaning that Build America Bonds may experience greater illiquidity than other municipal obligations.  In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market or demand can exceed supply.  During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Lower Rated Investments.  Investments rated below BBB/Baa and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Sector Concentration Risk.  Because the Fund may concentrate its investments in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that sector or type of obligation and may fluctuate more than that of a less concentrated fund.

Risk Associated with Limited Issuance.  Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance.  Since the enactment of the Act, approximately $180 billion in Build America Bonds has been issued by municipalities.  Given the limited issuance of Build America Bonds, they may not be actively traded.  In addition, illiquidity may negatively affect the value of the bonds.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association ) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objectives.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objectives.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objectives.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2009 through December 31, 2012 , the highest quarterly total return for Class A was 13.58 % for the quarter ended September 30, 2011, and the lowest quarterly return  was - 6.31 % for the quarter ended December 31, 2010.

Average Annual Total Returns Eaton Vance Build America Bond Fund	1 Year	Life of Fund	Inception Date
Class A	3.44%	10.48%	Nov 17, 2009
Class A After Taxes on Distributions	1.89%	8.80%
Class A After Taxes on Distributions and Sales	2.34%	8.01%
Class C	6.79%	11.44%
Class I	8.87%	12.47%
Barclays Capital U.S. Aggregate Local Authorities Index	9.61%	10.10%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Fund commenced operations on November 17, 2009.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Atlanta Capital Horizon Growth Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Atlanta Capital Horizon Growth Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)
Annual Fund Operating Expenses Eaton Vance Atlanta Capital Horizon Growth Fund		Class A	Class B	Class C	Class I
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses		1.72%	2.47%	2.47%	1.47%
Expense Reimbursement	[1]	(0.32%)	(0.32%)	(0.32%)	(0.32%)
Net Expenses (as a percentage of Assets)		1.40%	2.15%	2.15%	1.15%
[1]	The administrator and the sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class B and Class C shares and 1.15% for Class I shares. This expense reimbursement will continue through January 31, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Atlanta Capital Horizon Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,056	1,426	2,463
Class B	718	1,139	1,487	2,597
Class C	318	739	1,287	2,782
Class I	117	433	772	1,730

Expense Example, No Redemption Eaton Vance Atlanta Capital Horizon Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,056	1,426	2,463
Class B	218	739	1,287	2,597
Class C	218	739	1,287	2,782
Class I	117	433	772	1,730

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50 % of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities.  Although the Fund can invest in equity securities of any size, it intends to focus its investments on mid-cap companies.  Mid-Cap companies are companies with market capitalizations within the range of capitalizations of companies included in the Russell Midcap Growth Index.  Although it invests primarily in U.S. traded securities (including depositary receipts evidencing ownership in underlying foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities , including those trading in developed and emerging international markets.  The Fund may invest no more than 5% of its net assets in real estate investment trusts.  The Fund may also lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally by writing covered call options to generate income or to use as a hedging technique.  Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  There is no stated limit on the Fund’s use of derivatives.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The portfolio managers seek to invest in quality growth companies with a demonstrated history of consistent growth and stability in earnings that management believes are attractively valued relative to earnings and cash flow per share.  Financial quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings.  The portfolio managers typically favor companies that they believe have sustainable above-average earnings growth potential and whose underlying financial prospects are exceeding consensus expectations.  Sustainable earnings growth potential is determined by rigorous fundamental analysis of a company’s financial trends; products and services; industry conditions; and other factors.  The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of their investment analysis but do not rely solely upon such rankings in making investment decisions .  The portfolio managers seek to manage individual security risk through analysis of each security’s risk/reward characteristics.

Portfolio securities are selected by the portfolio managers in consultation with a team of investment analysts in the investment sub- adviser’s equity research group .  Each analyst maintains research responsibility for investments in his or her area of coverage.  Allocations among market sectors are determined by the portfolio managers in consultation with the analysts, using the market sector weights of the Russell Midcap Growth Index as a benchmark.  Stocks are added to the portfolio based on factors which may include:  the relative attractiveness of the risk/reward profile; earnings consistency; expected rate of sustainable earnings growth; and prospects for near-term accelerating earnings growth.  The portfolio managers may sell a security when its fundamentals deteriorate, when its valuation is no longer attractive relative to its long-term growth rate or when other securities are indentified to displace a current holding .

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as mid-cap or growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political, economic and market risks.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub- adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index .  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 19.47 % for the quarter ended March 31, 2012 , and the lowest quarterly return was –22.14% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Atlanta Capital Horizon Growth Fund	1 Year	5 Years	10 Years
Class A	4.90%	2.22%	7.38%
Class A After Taxes on Distributions	4.52%	1.40%	6.75%
Class A After Taxes on Distributions and Sales	3.69%	1.83%	6.46%
Class B	5.49%	2.36%	7.20%
Class C	9.50%	2.65%	7.20%
Class I	11.64%	3.52%	8.07%
Russell Midcap Growth Index	15.81%	3.23%	10.31%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I performance shown above for the period prior to May 2, 2011 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance AMT-Free Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 35 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance AMT-Free Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none
[1]	Shares purchased by shareholders who owned shares on December 31, 1997 will be subject to a sales charge as described under "Purchasing Shares" in this Prospectus.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance AMT-Free Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Interest Expense	0.11%	0.11%	0.11%	0.11%
Expenses other than Interest Expense	0.14%	0.14%	0.14%	0.14%
Other Expenses	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.95%	1.70%	1.70%	0.70%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance AMT-Free Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	567	763	976	1,586
Class B	673	936	1,123	1,810
Class C	273	536	923	2,009
Class I	72	224	390	871

Expense Example, No Redemption Eaton Vance AMT-Free Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	567	763	976	1,586
Class B	173	536	923	1,810
Class C	173	536	923	2,009
Class I	72	224	390	871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”).  The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.  At least 65% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”).  The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may invest in securities in any rating category, including those in default.  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire securities with shorter maturities.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to minimize taxable capital gains to shareholders.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.   As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.   The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.   The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector Concentration Risk.  Because the Fund may concentrate its investments in certain types of municipal obligations and in certain sectors, the value of Fund shares may be affected by events that adversely affect that sector or type of obligation and may fluctuate more than that of a less concentrated fund.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or non-compliant conduct of a bond issuer. The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class I shares.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012, the highest quarterly total return for Class I was 13.94% for the quarter ended September 30, 2009, and the lowest quarterly return was –12.87% for the quarter ended December 31, 2008.  For the 30 days ended September 30, 2012, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class A shares were 2.27% and 3.49%, respectively, for Class B and Class C shares were 1.64% and 2.52%, respectively, and for Class I shares were 2.63% and 4.05%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance AMT-Free Municipal Income Fund	1 Year	5 Years	10 Years
Class A	7.81%	3.88%	4.25%
Class B	7.40%	3.78%	3.98%
Class C	11.39%	4.12%	3.99%
Class I	13.57%	5.16%	5.01%
Class I After Taxes on Distributions	13.56%	5.16%	5.01%
Class I After Taxes on Distributions and Sales	10.49%	5.09%	4.99%
Barclays Capital Municipal Bond Index	6.78%	5.90%	5.10%
Barclays Capital Long (22+) Municipal Bond Index	11.26%	6.35%	5.83%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations), is the performance of Class B shares, adjusted for sales charge that applies to Class C shares but not adjusted for any other differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Build America Bond Fund
Investment Objectives
The Fund’s primary investment objective is current income and its secondary investment objective is capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 13 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Build America Bond Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of your investment)
Annual Fund Operating Expenses Eaton Vance Build America Bond Fund		Class A	Class C	Class I
Management Fees		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		1.14%	1.89%	0.89%
Expense Reimbursement	[1]	(0.19%)	(0.19%)	(0.19%)
Net Expenses (as a percentage of Assets)		0.95%	1.70%	0.70%
[1]	The investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through January 31, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Build America Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	567	802	1,055	1,779
Class C	273	576	1,004	2,196
Class I	72	265	474	1,079

Expense Example, No Redemption Eaton Vance Build America Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	567	802	1,055	1,779
Class C	173	576	1,004	2,196
Class I	72	265	474	1,079

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover was 24 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued considered “Build America Bonds”) (the “80% Policy”).  Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax.  Under the terms of the Act, issuers of “direct pay” Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid on the bonds.  Holders of “tax credit” Build America Bonds receive a federal tax credit currently equal to 35% of the coupon interest received.  The Fund expects to invest primarily in direct pay Build America Bonds and “principal only” strips of tax credit Build America Bonds.  The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased.

The Fund may invest up to 20% of its net assets in debt obligations other than Build America Bonds, including (but not limited to) taxable municipal obligations that do not qualify for federal support, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”).  At least 65% of net assets normally will be invested in obligations that, at time of purchase, are rated A or better by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, are determined by the investment adviser to be of comparable quality. The balance of net assets may be invested in obligations rated BBB/Baa or below and in unrated municipal obligations considered by the investment adviser to be of comparable quality.  The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch at the time of investment, or unrated obligations considered by the investment adviser to be of comparable quality.   For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.   The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, revenue bonds and bonds relating to infrastructure financings) and also may concentrate in municipal obligations in a particular economic sector (which may include public utilities, public education facilities, public transportation and public housing).

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other entity obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  Although the investment adviser considers ratings when making investment decisions, with respect to lower rated securities it performs its own credit analysis and does not rely exclusively on the ratings assigned by the rating services.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Because issuance of Build America Bonds ceased on December 31, 2010, it is difficult to predict the extent to which a market for such bonds will continue, meaning that Build America Bonds may experience greater illiquidity than other municipal obligations.  In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market or demand can exceed supply.  During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Lower Rated Investments.  Investments rated below BBB/Baa and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Sector Concentration Risk.  Because the Fund may concentrate its investments in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that sector or type of obligation and may fluctuate more than that of a less concentrated fund.

Risk Associated with Limited Issuance.  Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance.  Since the enactment of the Act, approximately $180 billion in Build America Bonds has been issued by municipalities.  Given the limited issuance of Build America Bonds, they may not be actively traded.  In addition, illiquidity may negatively affect the value of the bonds.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association ) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objectives.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objectives.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objectives.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2009 through December 31, 2012 , the highest quarterly total return for Class A was 13.58 % for the quarter ended September 30, 2011, and the lowest quarterly return  was - 6.31 % for the quarter ended December 31, 2010.

Average Annual Total Returns Eaton Vance Build America Bond Fund	1 Year	Life of Fund	Inception Date
Class A	3.44%	10.48%	Nov 17, 2009
Class A After Taxes on Distributions	1.89%	8.80%
Class A After Taxes on Distributions and Sales	2.34%	8.01%
Class C	6.79%	11.44%
Class I	8.87%	12.47%
Barclays Capital U.S. Aggregate Local Authorities Index	9.61%	10.10%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Fund commenced operations on November 17, 2009.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Atlanta Capital Horizon Growth Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Atlanta Capital Horizon Growth Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)
Annual Fund Operating Expenses Eaton Vance Atlanta Capital Horizon Growth Fund		Class A	Class B	Class C	Class I
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses		1.72%	2.47%	2.47%	1.47%
Expense Reimbursement	[1]	(0.32%)	(0.32%)	(0.32%)	(0.32%)
Net Expenses (as a percentage of Assets)		1.40%	2.15%	2.15%	1.15%
[1]	The administrator and the sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class B and Class C shares and 1.15% for Class I shares. This expense reimbursement will continue through January 31, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Atlanta Capital Horizon Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,056	1,426	2,463
Class B	718	1,139	1,487	2,597
Class C	318	739	1,287	2,782
Class I	117	433	772	1,730

Expense Example, No Redemption Eaton Vance Atlanta Capital Horizon Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,056	1,426	2,463
Class B	218	739	1,287	2,597
Class C	218	739	1,287	2,782
Class I	117	433	772	1,730

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50 % of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities.  Although the Fund can invest in equity securities of any size, it intends to focus its investments on mid-cap companies.  Mid-Cap companies are companies with market capitalizations within the range of capitalizations of companies included in the Russell Midcap Growth Index.  Although it invests primarily in U.S. traded securities (including depositary receipts evidencing ownership in underlying foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities , including those trading in developed and emerging international markets.  The Fund may invest no more than 5% of its net assets in real estate investment trusts.  The Fund may also lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally by writing covered call options to generate income or to use as a hedging technique.  Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  There is no stated limit on the Fund’s use of derivatives.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The portfolio managers seek to invest in quality growth companies with a demonstrated history of consistent growth and stability in earnings that management believes are attractively valued relative to earnings and cash flow per share.  Financial quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings.  The portfolio managers typically favor companies that they believe have sustainable above-average earnings growth potential and whose underlying financial prospects are exceeding consensus expectations.  Sustainable earnings growth potential is determined by rigorous fundamental analysis of a company’s financial trends; products and services; industry conditions; and other factors.  The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of their investment analysis but do not rely solely upon such rankings in making investment decisions .  The portfolio managers seek to manage individual security risk through analysis of each security’s risk/reward characteristics.

Portfolio securities are selected by the portfolio managers in consultation with a team of investment analysts in the investment sub- adviser’s equity research group .  Each analyst maintains research responsibility for investments in his or her area of coverage.  Allocations among market sectors are determined by the portfolio managers in consultation with the analysts, using the market sector weights of the Russell Midcap Growth Index as a benchmark.  Stocks are added to the portfolio based on factors which may include:  the relative attractiveness of the risk/reward profile; earnings consistency; expected rate of sustainable earnings growth; and prospects for near-term accelerating earnings growth.  The portfolio managers may sell a security when its fundamentals deteriorate, when its valuation is no longer attractive relative to its long-term growth rate or when other securities are indentified to displace a current holding .

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as mid-cap or growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political, economic and market risks.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub- adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index .  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 19.47 % for the quarter ended March 31, 2012 , and the lowest quarterly return was –22.14% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Atlanta Capital Horizon Growth Fund	1 Year	5 Years	10 Years
Class A	4.90%	2.22%	7.38%
Class A After Taxes on Distributions	4.52%	1.40%	6.75%
Class A After Taxes on Distributions and Sales	3.69%	1.83%	6.46%
Class B	5.49%	2.36%	7.20%
Class C	9.50%	2.65%	7.20%
Class I	11.64%	3.52%	8.07%
Russell Midcap Growth Index	15.81%	3.23%	10.31%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I performance shown above for the period prior to May 2, 2011 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance AMT-Free Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 35 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance AMT-Free Municipal Income Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none
[1]	Shares purchased by shareholders who owned shares on December 31, 1997 will be subject to a sales charge as described under "Purchasing Shares" in this Prospectus.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance AMT-Free Municipal Income Fund	Class A	Class B	Class C	Class I
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Interest Expense	0.11%	0.11%	0.11%	0.11%
Expenses other than Interest Expense	0.14%	0.14%	0.14%	0.14%
Other Expenses	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.95%	1.70%	1.70%	0.70%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance AMT-Free Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	567	763	976	1,586
Class B	673	936	1,123	1,810
Class C	273	536	923	2,009
Class I	72	224	390	871

Expense Example, No Redemption Eaton Vance AMT-Free Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	567	763	976	1,586
Class B	173	536	923	1,810
Class C	173	536	923	2,009
Class I	72	224	390	871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”).  The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.  At least 65% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”).  The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may invest in securities in any rating category, including those in default.  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire securities with shorter maturities.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to minimize taxable capital gains to shareholders.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.   As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.   The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.   The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector Concentration Risk.  Because the Fund may concentrate its investments in certain types of municipal obligations and in certain sectors, the value of Fund shares may be affected by events that adversely affect that sector or type of obligation and may fluctuate more than that of a less concentrated fund.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or non-compliant conduct of a bond issuer. The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class I shares.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012, the highest quarterly total return for Class I was 13.94% for the quarter ended September 30, 2009, and the lowest quarterly return was –12.87% for the quarter ended December 31, 2008.  For the 30 days ended September 30, 2012, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class A shares were 2.27% and 3.49%, respectively, for Class B and Class C shares were 1.64% and 2.52%, respectively, and for Class I shares were 2.63% and 4.05%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance AMT-Free Municipal Income Fund	1 Year	5 Years	10 Years
Class A	7.81%	3.88%	4.25%
Class B	7.40%	3.78%	3.98%
Class C	11.39%	4.12%	3.99%
Class I	13.57%	5.16%	5.01%
Class I After Taxes on Distributions	13.56%	5.16%	5.01%
Class I After Taxes on Distributions and Sales	10.49%	5.09%	4.99%
Barclays Capital Municipal Bond Index	6.78%	5.90%	5.10%
Barclays Capital Long (22+) Municipal Bond Index	11.26%	6.35%	5.83%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations), is the performance of Class B shares, adjusted for sales charge that applies to Class C shares but not adjusted for any other differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2013
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Eaton Vance Build America Bond Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is current income and its secondary investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 13 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover was 24 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 13 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued considered “Build America Bonds”) (the “80% Policy”).  Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax.  Under the terms of the Act, issuers of “direct pay” Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid on the bonds.  Holders of “tax credit” Build America Bonds receive a federal tax credit currently equal to 35% of the coupon interest received.  The Fund expects to invest primarily in direct pay Build America Bonds and “principal only” strips of tax credit Build America Bonds.  The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased.

The Fund may invest up to 20% of its net assets in debt obligations other than Build America Bonds, including (but not limited to) taxable municipal obligations that do not qualify for federal support, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”).  At least 65% of net assets normally will be invested in obligations that, at time of purchase, are rated A or better by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, are determined by the investment adviser to be of comparable quality. The balance of net assets may be invested in obligations rated BBB/Baa or below and in unrated municipal obligations considered by the investment adviser to be of comparable quality.  The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch at the time of investment, or unrated obligations considered by the investment adviser to be of comparable quality.   For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.   The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, revenue bonds and bonds relating to infrastructure financings) and also may concentrate in municipal obligations in a particular economic sector (which may include public utilities, public education facilities, public transportation and public housing).

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other entity obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  Although the investment adviser considers ratings when making investment decisions, with respect to lower rated securities it performs its own credit analysis and does not rely exclusively on the ratings assigned by the rating services.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued considered “Build America Bonds”) (the “80% Policy”).  Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax.  Under the terms of the Act, issuers of “direct pay” Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid on the bonds.  Holders of “tax credit” Build America Bonds receive a federal tax credit currently equal to 35% of the coupon interest received.  The Fund expects to invest primarily in direct pay Build America Bonds and “principal only” strips of tax credit Build America Bonds.  The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Because issuance of Build America Bonds ceased on December 31, 2010, it is difficult to predict the extent to which a market for such bonds will continue, meaning that Build America Bonds may experience greater illiquidity than other municipal obligations.  In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market or demand can exceed supply.  During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Lower Rated Investments.  Investments rated below BBB/Baa and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Sector Concentration Risk.  Because the Fund may concentrate its investments in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that sector or type of obligation and may fluctuate more than that of a less concentrated fund.

Risk Associated with Limited Issuance.  Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance.  Since the enactment of the Act, approximately $180 billion in Build America Bonds has been issued by municipalities.  Given the limited issuance of Build America Bonds, they may not be actively traded.  In addition, illiquidity may negatively affect the value of the bonds.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association ) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objectives.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objectives.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objectives.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period from December 31, 2009 through December 31, 2012 , the highest quarterly total return for Class A was 13.58 % for the quarter ended September 30, 2011, and the lowest quarterly return  was - 6.31 % for the quarter ended December 31, 2010.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.31%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Fund commenced operations on November 17, 2009.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Build America Bond Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBABX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	567
3 Years	rr_ExpenseExampleYear03	802
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,055
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	567
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	802
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,055
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
Annual Return 2010	rr_AnnualReturn2010	10.36%
Annual Return 2011	rr_AnnualReturn2011	20.77%
Annual Return 2012	rr_AnnualReturn2012	8.60%
1 Year	rr_AverageAnnualReturnYear01	3.44%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2009
Eaton Vance Build America Bond Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECBAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,004
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,196
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,004
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,196
1 Year	rr_AverageAnnualReturnYear01	6.79%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.44%
Eaton Vance Build America Bond Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIBAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,079
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	474
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,079
1 Year	rr_AverageAnnualReturnYear01	8.87%
Life of Fund	rr_AverageAnnualReturnSinceInception	12.47%
Eaton Vance Build America Bond Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.89%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.80%
Eaton Vance Build America Bond Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.34%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.01%
Eaton Vance Build America Bond Fund | Barclays Capital U.S. Aggregate Local Authorities Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.61%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.10%
Eaton Vance Atlanta Capital Horizon Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in equity securities.  Although the Fund can invest in equity securities of any size, it intends to focus its investments on mid-cap companies.  Mid-Cap companies are companies with market capitalizations within the range of capitalizations of companies included in the Russell Midcap Growth Index.  Although it invests primarily in U.S. traded securities (including depositary receipts evidencing ownership in underlying foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities , including those trading in developed and emerging international markets.  The Fund may invest no more than 5% of its net assets in real estate investment trusts.  The Fund may also lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally by writing covered call options to generate income or to use as a hedging technique.  Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  There is no stated limit on the Fund’s use of derivatives.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The portfolio managers seek to invest in quality growth companies with a demonstrated history of consistent growth and stability in earnings that management believes are attractively valued relative to earnings and cash flow per share.  Financial quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings.  The portfolio managers typically favor companies that they believe have sustainable above-average earnings growth potential and whose underlying financial prospects are exceeding consensus expectations.  Sustainable earnings growth potential is determined by rigorous fundamental analysis of a company’s financial trends; products and services; industry conditions; and other factors.  The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of their investment analysis but do not rely solely upon such rankings in making investment decisions .  The portfolio managers seek to manage individual security risk through analysis of each security’s risk/reward characteristics.

Portfolio securities are selected by the portfolio managers in consultation with a team of investment analysts in the investment sub- adviser’s equity research group .  Each analyst maintains research responsibility for investments in his or her area of coverage.  Allocations among market sectors are determined by the portfolio managers in consultation with the analysts, using the market sector weights of the Russell Midcap Growth Index as a benchmark.  Stocks are added to the portfolio based on factors which may include:  the relative attractiveness of the risk/reward profile; earnings consistency; expected rate of sustainable earnings growth; and prospects for near-term accelerating earnings growth.  The portfolio managers may sell a security when its fundamentals deteriorate, when its valuation is no longer attractive relative to its long-term growth rate or when other securities are indentified to displace a current holding .

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests primarily in equity securities.  Although the Fund can invest in equity securities of any size, it intends to focus its investments on mid-cap companies.  Mid-Cap companies are companies with market capitalizations within the range of capitalizations of companies included in the Russell Midcap Growth Index.  Although it invests primarily in U.S. traded securities (including depositary receipts evidencing ownership in underlying foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities , including those trading in developed and emerging international markets.  The Fund may invest no more than 5% of its net assets in real estate investment trusts.  The Fund may also lend its securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as mid-cap or growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political, economic and market risks.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub- adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index .  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index .

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 19.47 % for the quarter ended March 31, 2012 , and the lowest quarterly return was –22.14% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2012 , the highest quarterly total return for Class I was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.14%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

 The Class I performance shown above for the period prior to May 2, 2011 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I performance shown above for the period prior to May 2, 2011 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Atlanta Capital Horizon Growth Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EXMCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
3 Years	rr_ExpenseExampleYear03	1,056
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,426
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,463
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	709
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,056
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,426
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,463
Annual Return 2003	rr_AnnualReturn2003	27.30%
Annual Return 2004	rr_AnnualReturn2004	10.05%
Annual Return 2005	rr_AnnualReturn2005	4.98%
Annual Return 2006	rr_AnnualReturn2006	12.11%
Annual Return 2007	rr_AnnualReturn2007	10.85%
Annual Return 2008	rr_AnnualReturn2008	(31.73%)
Annual Return 2009	rr_AnnualReturn2009	30.75%
Annual Return 2010	rr_AnnualReturn2010	27.17%
Annual Return 2011	rr_AnnualReturn2011	(6.28%)
Annual Return 2012	rr_AnnualReturn2012	11.31%
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Eaton Vance Atlanta Capital Horizon Growth Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBMCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	718
3 Years	rr_ExpenseExampleYear03	1,139
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,487
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,597
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,287
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,597
1 Year	rr_AverageAnnualReturnYear01	5.49%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	7.20%
Eaton Vance Atlanta Capital Horizon Growth Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECMCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,287
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,782
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,287
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,782
1 Year	rr_AverageAnnualReturnYear01	9.50%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	7.20%
Eaton Vance Atlanta Capital Horizon Growth Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIMCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	433
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	772
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,730
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	433
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	772
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,730
1 Year	rr_AverageAnnualReturnYear01	11.64%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.07%
Eaton Vance Atlanta Capital Horizon Growth Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.52%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	6.75%
Eaton Vance Atlanta Capital Horizon Growth Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.69%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	6.46%
Eaton Vance Atlanta Capital Horizon Growth Fund | Russell Midcap Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	10.31%
Eaton Vance AMT-Free Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 35 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

 You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 35 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”).  The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.  At least 65% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”).  The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may invest in securities in any rating category, including those in default.  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire securities with shorter maturities.  The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to minimize taxable capital gains to shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market circumstances, the Fund invests at least 80% of its net assets in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”).  The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.  At least 65% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”).  The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may invest in securities in any rating category, including those in default.  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.   As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.  Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.   The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.   The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector Concentration Risk.  Because the Fund may concentrate its investments in certain types of municipal obligations and in certain sectors, the value of Fund shares may be affected by events that adversely affect that sector or type of obligation and may fluctuate more than that of a less concentrated fund.

Risks of Principal Only Investments.  Principal only investments entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or non-compliant conduct of a bond issuer. The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class I shares.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2012, the highest quarterly total return for Class I was 13.94% for the quarter ended September 30, 2009, and the lowest quarterly return was –12.87% for the quarter ended December 31, 2008.  For the 30 days ended September 30, 2012, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class A shares were 2.27% and 3.49%, respectively, for Class B and Class C shares were 1.64% and 2.52%, respectively, and for Class I shares were 2.63% and 4.05%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2012 , the highest quarterly total return for Class I was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.87%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations), is the performance of Class B shares, adjusted for sales charge that applies to Class C shares but not adjusted for any other differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations), is the performance of Class B shares, adjusted for sales charge that applies to Class C shares but not adjusted for any other differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance AMT-Free Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETMBX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.11%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	567
3 Years	rr_ExpenseExampleYear03	763
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	976
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,586
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	567
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	763
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	976
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,586
1 Year	rr_AverageAnnualReturnYear01	7.81%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	4.25%
Thirty Day Yield	rr_ThirtyDayYield	2.27%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	3.49%
Eaton Vance AMT-Free Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBMBX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.11%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	673
3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,123
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,810
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	923
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,810
1 Year	rr_AverageAnnualReturnYear01	7.40%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Thirty Day Yield	rr_ThirtyDayYield	1.64%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.52%
Eaton Vance AMT-Free Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECMBX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.11%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	923
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,009
1 Year	rr_AverageAnnualReturnYear01	11.39%
5 Years	rr_AverageAnnualReturnYear05	4.12%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Thirty Day Yield	rr_ThirtyDayYield	1.64%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	2.52%
Eaton Vance AMT-Free Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVMBX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.11%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	224
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	871
Annual Return 2003	rr_AnnualReturn2003	7.39%
Annual Return 2004	rr_AnnualReturn2004	4.91%
Annual Return 2005	rr_AnnualReturn2005	5.29%
Annual Return 2006	rr_AnnualReturn2006	8.40%
Annual Return 2007	rr_AnnualReturn2007	(1.38%)
Annual Return 2008	rr_AnnualReturn2008	(22.88%)
Annual Return 2009	rr_AnnualReturn2009	31.98%
Annual Return 2010	rr_AnnualReturn2010	(0.50%)
Annual Return 2011	rr_AnnualReturn2011	11.87%
Annual Return 2012	rr_AnnualReturn2012	13.57%
1 Year	rr_AverageAnnualReturnYear01	13.57%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Thirty Day Yield	rr_ThirtyDayYield	2.63%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	4.05%
Eaton Vance AMT-Free Municipal Income Fund | After Taxes on Distributions | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Eaton Vance AMT-Free Municipal Income Fund | After Taxes on Distributions and Sales | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	4.99%
Eaton Vance AMT-Free Municipal Income Fund | Barclays Capital Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Eaton Vance AMT-Free Municipal Income Fund | Barclays Capital Long (22+) Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	6.35%
10 Years	rr_AverageAnnualReturnYear10	5.83%

[1]	The investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through January 31, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[2]	The administrator and the sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class B and Class C shares and 1.15% for Class I shares. This expense reimbursement will continue through January 31, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[3]	Shares purchased by shareholders who owned shares on December 31, 1997 will be subject to a sales charge as described under "Purchasing Shares" in this Prospectus.